Capital and Reserves	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
15.	Capital and Reserves

15.1 Common stock

The Bank’s common stock is divided into four categories:

1)	“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)	“Class B”; shares may only be issued to banks or financial institutions.
3)	“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)
“Class F”; may only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.

The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, at a rate of one-to-one.

The following table provides detailed information on the Bank’s common stock activity per class for each of the periods in the three-years ended December 31, 2017, 2016 and 2015:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2015	6,342,189	2,479,050	29,956,100	-	38,777,339
Conversions	-	(4,581)	4,581	-	-
Repurchase common stock	-	-	-	-	-
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	70,358	-	70,358
Restricted stock units – vested	-	-	64,208	-	64,208
Outstanding at December 31, 2015	6,342,189	2,474,469	30,152,247	-	38,968,905

Conversions	-	-	-	-	-
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	68,785	-	68,785
Restricted stock units – vested	-	-	65,358	-	65,358
Outstanding at December 31, 2016	6,342,189	2,474,469	30,343,390	-	39,160,048

Conversions	-	(64,663)	64,663	-	-
Repurchase common stock	-	(1,000)	-	-	(1,000)
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	142,268	-	142,268
Restricted stock units – vested	-	-	70,519	-	70,519
Outstanding at December 31, 2017	6,342,189	2,408,806	30,677,840	-	39,428,835

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2015	318,140	10,708	589,174	16,242	2,295,186	50,677	3,202,500	77,627
Repurchase of common stock	-	-	-	-	-	-	-	-
Restricted stock issued – directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(70,358)	(1,553)	(70,358)	(1,553)
Restricted stock units – vested	-	-	-	-	(64,208)	(1,418)	(64,208)	(1,418)
Outstanding at December 31, 2015	318,140	10,708	589,174	16,242	2,103,620	46,447	3,010,934	73,397

Repurchase of common stock	-	-	-	-	-	-	-	-
Restricted stock issued – directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(68,785)	(1,519)	(68,785)	(1,519)
Restricted stock units – vested	-	-	-	-	(65,358)	(1,443)	(65,358)	(1,443)
Outstanding at December 31, 2016	318,140	10,708	589,174	16,242	1,912,477	42,226	2,819,791	69,176

Repurchase of common stock	-	-	1,000	28	-	-	1,000	28
Restricted stock issued - directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(142,268)	(3,140)	(142,268)	(3,140)
Restricted stock units - vested	-	-	-	-	(70,519)	(1,557)	(70,519)	(1,557)
Outstanding at December 31, 2017	318,140	10,708	590,174	16,270	1,642,690	36,270	2,551,004	63,248

15.2 Reserves

The Banking Law in the Republic of Panama requires banks with general banking license to maintain a total capital adequacy index that shall not be lower than 8% of total assets and off-balance sheet irrevocable contingency transactions, weighted according to their risk; and primary capital equivalent that shall not be less than 4.5% of its assets and loans commitments and financial guarantees contracts, weighted according to their risk. As of December 31, 2017, the Bank’s total capital adequacy ratio is 18.71% which is in compliance with the minimum capital adequacy ratios required by the Banking Law in the Republic of Panama.

15.3 Restriction on retained earnings

The Bank does not have restrictions on its ability to access its retained earnings other than those resulting from the supervisory framework which the Bank is subject to, in order to operate. The supervisory framework requires banks to keep an additional reserve as part of equity to cover credit risk of their lending facilities. As of December 31, 2017 and 2016, $129,254 and $62,459, respectively, of the Bank’s retained earnings are restricted from dividend distribution for purposes of complying with local regulatory requirements.

	December 31, 2017	December 31, 2016
Dynamic provision	108,756	43,826
Regulatory reserve	20,498	18,633
	129,254	62,459

15.4 Additional paid-in capital

As of December 31, 2017 and 2016, the additional paid-in capital consists of additional cash contributions to the common capital paid by shareholders.